Exhibit 99.1

World Omni Auto Receivables Trust 2018-D
Monthly Servicer Certificate
June 30, 2020

Dates Covered
Collections Period	06/01/20 - 06/30/20
Interest Accrual Period	06/15/20 - 07/14/20
30/360 Days	30
Actual/360 Days	30
Distribution Date	07/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/20	546,192,623.08	28,388
Yield Supplement Overcollateralization Amount 05/31/20	27,405,616.06	0
Receivables Balance 05/31/20	573,598,239.14	28,388
Principal Payments	21,956,961.53	558
Defaulted Receivables	895,494.57	38
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/20	25,831,024.28	0
Pool Balance at 06/30/20	524,914,758.76	27,792

Pool Statistics	$ Amount	# of Accounts
Pool Factor	49.37%
Prepayment ABS Speed	1.42%
Aggregate Starting Principal Balance	1,115,466,187.84	38,980

Delinquent Receivables:
Past Due 31-60 days	3,000,684.19	128
Past Due 61-90 days	1,127,815.97	49
Past Due 91-120 days	279,834.30	17
Past Due 121+ days	0.00	0
Total	4,408,334.46	194

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.80%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.26%
Delinquency Trigger Occurred	NO

Recoveries	643,025.24
Aggregate Net Losses/(Gains) - June 2020	252,469.33
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.53%
Prior Net Losses Ratio	0.99%
Second Prior Net Losses Ratio	1.35%
Third Prior Net Losses Ratio	0.79%
Four Month Average	0.92%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.97%

Overcollateralization Target Amount	6,036,519.73
Actual Overcollateralization	6,036,519.73
Weighted Average APR	4.10%
Weighted Average APR, Yield Adjusted	6.77%
Weighted Average Remaining Term	46.84

Flow of Funds	$ Amount

Collections	29,791,668.26
Investment Earnings on Cash Accounts	1,639.44
Servicing Fee(1)	(2,023,923.51)
Transfer to Collection Account	0.00
Available Funds	27,769,384.19

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,331,142.18
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	95,787.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Class C Interest	50,471.25
(7) Noteholders' Third Priority Principal Distributable Amount	14,996,649.15
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	6,036,519.73
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	400,814.88
(12) Collection Account Redeposits	4,858,000.00

Total Distributions of Available Funds	27,769,384.19

Servicing Fee	2,023,923.51
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	(1,545,924.98)

Note Balances & Note Factors	$ Amount

Original Class A	994,260,000.00
Original Class B	31,320,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 06/15/20	539,911,407.91
Principal Paid	21,033,168.88
Note Balance @ 07/15/20	518,878,239.03

Class A-1
Note Balance @ 06/15/20	0.00
Principal Paid	0.00
Note Balance @ 07/15/20	0.00
Note Factor @ 07/15/20	0.0000000%

Class A-2a
Note Balance @ 06/15/20	53,952,585.08
Principal Paid	17,277,245.87
Note Balance @ 07/15/20	36,675,339.21
Note Factor @ 07/15/20	11.3898569%

Class A-2b
Note Balance @ 06/15/20	11,728,822.83
Principal Paid	3,755,923.01
Note Balance @ 07/15/20	7,972,899.82
Note Factor @ 07/15/20	11.3898569%

Class A-3
Note Balance @ 06/15/20	351,000,000.00
Principal Paid	0.00
Note Balance @ 07/15/20	351,000,000.00
Note Factor @ 07/15/20	100.0000000%

Class A-4
Note Balance @ 06/15/20	76,260,000.00
Principal Paid	0.00
Note Balance @ 07/15/20	76,260,000.00
Note Factor @ 07/15/20	100.0000000%

Class B
Note Balance @ 06/15/20	31,320,000.00
Principal Paid	0.00
Note Balance @ 07/15/20	31,320,000.00
Note Factor @ 07/15/20	100.0000000%

Class C
Note Balance @ 06/15/20	15,650,000.00
Principal Paid	0.00
Note Balance @ 07/15/20	15,650,000.00
Note Factor @ 07/15/20	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,477,400.43
Total Principal Paid	21,033,168.88
Total Paid	22,510,569.31

Class A-1
Coupon	2.44054%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	3.01000%
Interest Paid	135,331.07
Principal Paid	17,277,245.87
Total Paid to A-2a Holders	17,412,576.94

Class A-2b
One-Month Libor	0.18475%
Coupon	0.32475%
Interest Paid	3,174.11
Principal Paid	3,755,923.01
Total Paid to A-2b Holders	3,759,097.12

Class A-3
Coupon	3.33000%
Interest Paid	974,025.00
Principal Paid	0.00
Total Paid to A-3 Holders	974,025.00

Class A-4
Coupon	3.44000%
Interest Paid	218,612.00
Principal Paid	0.00
Total Paid to A-4 Holders	218,612.00

Class B
Coupon	3.67000%
Interest Paid	95,787.00
Principal Paid	0.00
Total Paid to B Holders	95,787.00

Class C
Coupon	3.87000%
Interest Paid	50,471.25
Principal Paid	0.00
Total Paid to C Holders	50,471.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.4188992
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.2003101
Total Distribution Amount	21.6192093

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.4202828
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	53.6560431
Total A-2a Distribution Amount	54.0763259

A-2b Interest Distribution Amount	0.0453444
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	53.6560430
Total A-2b Distribution Amount	53.7013874

A-3 Interest Distribution Amount	2.7750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.7750000

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	3.0583333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.0583333

C Interest Distribution Amount	3.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	713.00
Noteholders' Principal Distributable Amount	287.00

Account Balances	$ Amount

Reserve Account
Balance as of 06/15/20	2,609,619.51
Investment Earnings	427.84
Investment Earnings Paid	(427.84)
Deposit/(Withdrawal)	-
Balance as of 07/15/20	2,609,619.51
Change	-

Required Reserve Amount	2,609,619.51

Other Servicing Information	Current Month	Prior Month	Two Months Prior

Principal Balance of Receivables extended during the Collection Period	$13,763,322.23	$18,067,031.80	$52,295,119.65
Number of Extensions	560	744	2,182
Ratio of extensions to Beginning of Period Receivables Balance	2.40%	3.03%	8.47%

(1)  The Servicing Fee may include the payment of previously Unpaid Servicing Fee,  in whole or in part, at the discretion of the Servicer.

       Such amounts have priority prior to the application of Available Funds.